Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 16.3	$ 9.4
Accrued fixed assets	7.2	2.1
Accrued expenses	16.3	4.4
Accrued compensation	7.7	2.8
Accounts payable and accrued liabilities	$ 47.5	$ 18.7